UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.4%
	BRAZIL – 4.1%
8,000	Ambev S.A. – ADR	$43,120
1,600	BRF S.A. – ADR	22,608
2,800	Cetip S.A. - Mercados Organizados	41,883
3,600	Lojas Renner S.A.	27,331
2,800	Natura Cosmeticos S.A.	22,495
11,600	TIM Participacoes S.A.	33,006
		190,443
	CHINA – 3.0%
268	China Biologic Products, Inc.*	30,536
7,600	Fuyao Glass Industry Group Co., Ltd. Class H	22,577
400	SINA Corp.*	27,888
800	Sohu.com, Inc.*	31,736
12,000	TravelSky Technology Ltd. Class H	27,064
		139,801
	GREECE – 0.6%
2,912	Hellenic Telecommunications Organization S.A.	26,529

	HONG KONG – 18.6%
26,000	3SBio, Inc.*	25,432
12,000	ANTA Sports Products Ltd.	38,354
3,600	ASM Pacific Technology Ltd.	43,844
48,000	Belle International Holdings Ltd.	29,446
20,000	China Medical System Holdings Ltd.	32,786
16,000	China Mengniu Dairy Co., Ltd.	30,064
2,000	China Mobile Ltd.	22,644
16,000	China Resources Beer Holdings Co., Ltd.*	32,580
32,000	CSPC Pharmaceutical Group Ltd.	36,127
34,000	Great Wall Motor Co., Ltd. Class H	34,353
4,000	Hengan International Group Co., Ltd.	32,864
12,000	Kingsoft Corp., Ltd.	25,239
40,000	Luye Pharma Group Ltd.	26,497
17,600	MGM China Holdings Ltd.	34,341
8,000	Minth Group Ltd.	25,982
12,000	Samsonite International S.A.	37,890
124,000	Sihuan Pharmaceutical Holdings Group Ltd.	36,596
40,000	Sino Biopharmaceutical Ltd.	31,704
44,000	SJM Holdings Ltd.	35,158
4,000	Swire Pacific Ltd. Class A	40,802
1,600	Tencent Holdings Ltd.	42,148
24,000	Tingyi Cayman Islands Holding Corp.	27,373
8,000	Tsingtao Brewery Co., Ltd. Class H	32,064
48,000	Want Want China Holdings Ltd.	34,395
10,000	Yue Yuen Industrial Holdings Ltd.	36,601

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
6,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	$34,410
		859,694
	INDONESIA – 2.6%
50,400	PT Indofood Sukses Makmur Tbk	29,913
248,800	PT Kalbe Farma Tbk	27,018
44,000	PT Semen Indonesia Persero Tbk	29,740
11,300	PT Unilever Indonesia Tbk	34,867
		121,538
	MALAYSIA – 0.8%
30,100	Top Glove Corp. Bhd	35,336

	MEXICO – 4.6%
8,408	Arca Continental S.A.B. de C.V.	45,412
6,800	Coca-Cola FEMSA S.A.B. de C.V. Class L	42,318
2,832	Gruma S.A.B. de C.V. - Class B	38,201
16,400	Grupo Bimbo S.A.B. de C.V. Class A	36,330
20,910	Mexichem S.A.B. de C.V.	49,805
		212,066
	RUSSIA – 1.7%
2,064	Mail.Ru Group Ltd. - GDR*	37,462
1,724	Yandex N.V. Class A*	39,893
		77,355
	SOUTH AFRICA – 8.1%
1,520	Aspen Pharmacare Holdings Ltd.	34,730
6,028	AVI Ltd. Class Y	40,971
2,480	Foschini Group Ltd.	29,580
3,120	Kumba Iron Ore Ltd.*	47,911
1,500	Mondi Ltd.	32,946
2,180	Mr Price Group Ltd.	26,306
6,000	Telkom S.A. SOC Ltd.	32,773
1,484	Tiger Brands Ltd.	44,653
4,864	Truworths International Ltd.	29,227
2,856	Vodacom Group Ltd.	31,992
4,640	Woolworths Holdings Ltd.	25,523
		376,612
	SOUTH KOREA – 21.2%
1,408	Able C&C Co., Ltd.	22,596
544	Ahnlab, Inc.	29,211
96	Amorepacific Corp.	26,187
220	AmorePacific Group, Inc.	25,652
1,056	Boditech Med, Inc.	18,492

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
1,344	Bukwang Pharmaceutical Co., Ltd.	$26,022
276	Caregen Co., Ltd.	15,533
288	Chong Kun Dang Pharmaceutical Corp.	24,287
320	CJ CGV Co., Ltd.	21,864
232	CJ O Shopping Co., Ltd.	32,102
272	Com2uS Corp.	20,012
356	Coway Co., Ltd.	26,805
864	Crown Confectionery Co., Ltd.	24,869
208	Cuckoo Electronics Co., Ltd.*	23,089
1,136	Daesang Corp.*	24,634
240	Dong-A ST Co., Ltd.*	18,257
464	Gamevil, Inc.*	17,748
716	Hankook Tire Co., Ltd.*	34,873
44	Hanmi Pharm Co., Ltd.*	10,904
180	Hanssem Co., Ltd.	32,295
1,596	Hite Jinro Co., Ltd.	28,566
64	Hugel, Inc.*	16,692
304	Hyundai Motor Co.	36,493
800	InBody Co., Ltd.	15,524
304	Jeil Pharmaceutical Co.	15,696
604	KEPCO Plant Service & Engineering Co., Ltd.*	28,430
316	KT & G Corp.	27,328
44	LG Household & Health Care Ltd.	33,281
160	Lotte Confectionery Co., Ltd.*	28,087
76	Medy-Tox, Inc.	27,075
124	NCsoft Corp.	32,438
96	Nongshim Co., Ltd.	26,270
40	Orion Corp.	22,339
476	Osstem Implant Co., Ltd.	23,552
976	S.M. Entertainment Co.*	19,233
20	Samsung Electronics Co., Ltd.	33,956
1,340	SK Telecom Co., Ltd. - ADR	28,810
400	ST Pharm Co., Ltd.	15,489
1,696	Webzen, Inc.	21,526
151	Yuhan Corp.	24,493
		980,710
	TAIWAN – 24.4%
4,000	Advanced Ceramic X Corp.	33,050
6,000	Bizlink Holding, Inc.	31,583
8,000	Chaun-Choung Technology Corp.	39,048
1,200	Chunghwa Telecom Co., Ltd. - ADR	37,872
4,398	CUB Elecparts, Inc.	34,655

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
7,000	Delta Electronics, Inc.	$38,857
4,000	Eclat Textile Co., Ltd.	41,473
32,000	ELAN Microelectronics Corp.	35,016
12,000	Elite Advanced Laser Corp.	47,662
20,000	Everlight Electronics Co., Ltd.	31,200
24,000	Far Eastone Telecommunications Co., Ltd.	56,964
16,000	Firich Enterprises Co., Ltd.	30,371
12,000	Flexium Interconnect, Inc.	34,339
8,000	Hota Industrial Manufacturing Co., Ltd.	33,050
8,000	Hu Lane Associate, Inc.	37,517
4,000	International Games System Co., Ltd.	26,287
44,000	King Yuan Electronics Co., Ltd.	37,900
16,000	Kinsus Interconnect Technology Corp.	36,649
8,000	Makalot Industrial Co., Ltd.	29,605
4,000	MediaTek, Inc.	27,244
12,000	Novatek Microelectronics Corp.	42,302
4,000	Parade Technologies Ltd.	41,090
6,000	PharmaEngine, Inc.	36,368
7,000	President Chain Store Corp.	52,144
25,000	Siliconware Precision Industries Co., Ltd.	38,043
12,000	Sinbon Electronics Co., Ltd.	26,300
8,000	Taiwan Paiho Ltd.	24,322
1,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	49,456
8,000	TTY Biopharm Co., Ltd.	26,032
20,000	Uni-President Enterprises Corp.	34,135
12,000	Win Semiconductors Corp.	35,909
		1,126,443
	THAILAND – 8.0%
85,000	Bangkok Dusit Medical Services PCL	53,593
65,200	Banpu PCL	35,924
22,400	Berli Jucker PCL	31,809
6,800	Bumrungrad Hospital PCL	34,570
16,000	Carabao Group PCL	34,195
126,000	Jasmine International PCL	31,491
37,800	Minor International PCL	37,306
2,800	Siam Cement PCL	40,238
66,000	Thai Beverage PCL	40,524
28,400	Total Access Communication PCL	31,658
		371,308
	TURKEY – 1.7%
4,880	Arcelik A.S.	29,549
2,320	Coca-Cola Icecek A.S.	23,732

Gavekal Knowledge Leaders Emerging Markets ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY (Continued)
16,720	Turk Telekomunikasyon A.S.	$24,934
		78,215

	TOTAL COMMON STOCKS (Cost $4,719,800)	4,596,050

	WARRANTS – 0.2%
	THAILAND – 0.2%
27,350	Banpu PCL, Exercise Price: 5 THB, Expiration Date: June 2017*	11,030

	TOTAL WARRANTS (Cost $0)	11,030

	SHORT-TERM INVESTMENTS – 0.2%
9,990	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.43%#	9,990

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,990)	9,990

	TOTAL INVESTMENTS – 99.8% (Cost $4,729,790)	4,617,070
	Other Assets in Excess of Liabilities – 0.2%	8,874

	TOTAL NET ASSETS – 100.0%	$4,625,944

ADR – American Depository Receipt
GDR – Global Depository Receipt

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.

THB – Thai Baht

See accompanying Notes to Schedule of Investments.

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.8%
	AUSTRALIA – 2.9%
27,720	ALS Ltd.	$124,578
36,372	Boral Ltd.	160,701
16,758	Carsales.Com Ltd.	132,816
2,394	CSL Ltd.	204,094
2,478	Domino's Pizza Enterprises Ltd.	111,836
33,180	Duluxgroup Ltd.	152,895
39,564	Harvey Norman Holdings Ltd.	150,175
17,976	Nufarm Ltd.	122,409
46,788	Primary Health Care Ltd.	133,197
9,618	Sonic Healthcare Ltd.	152,017
10,920	Woolworths Ltd.	203,932
		1,648,650
	BELGIUM – 0.6%
1,386	Anheuser-Busch Inbev S.A.	144,018
1,680	Solvay S.A.	196,718
		340,736
	CANADA – 2.3%
15,330	BlackBerry Ltd.*	107,942
10,710	CAE, Inc.	151,809
1,680	George Weston Ltd.	143,008
4,200	Loblaw Cos. Ltd.	220,317
4,200	Open Text Corp.*	143,484
4,200	Ritchie Bros Auctioneers, Inc.	135,882
5,586	Stantec, Inc.	149,446
7,140	West Fraser Timber Co., Ltd.	243,376
		1,295,264
	DENMARK – 1.6%
84	AP Moller - Maersk A/S - Class B	140,248
2,898	Chr. Hansen Holding A/S	176,867
1,806	Coloplast A/S Class B	129,326
3,360	H. Lundbeck A/S*	144,130
1,386	Pandora A/S	181,563
7,140	William Demant Holding A/S*	133,632
		905,766
	FINLAND – 1.8%
3,990	Kone Oyj Class B	180,673
6,972	Metso OYJ	214,436
3,990	Nokian Renkaat Oyj	149,712
3,822	Orion Oyj Class B	178,104
17,976	Stora Enso Oyj Class R	204,368

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINLAND (Continued)
2,688	Wartsila OYJ Abp	$134,934
		1,062,227
	FRANCE – 3.3%
1,227	Air Liquide S.A.	132,602
924	Christian Dior SE	198,465
3,780	Compagnie de Saint-Gobain S.A.	185,870
1,218	Compagnie Generale des Etablissements Michelin	130,813
2,562	Dassault Systemes	198,464
1,134	Essilor International S.A.	132,846
4,158	Jcdecaux S.A.	132,964
714	Kering	169,911
2,898	Legrand S.A.	168,432
1,260	Pernod Ricard S.A.	147,538
1,974	Sanofi	158,910
1,008	Societe BIC S.A.	131,865
		1,888,680
	GERMANY – 2.7%
2,310	BASF SE	222,481
840	Continental AG	164,037
5,418	Evonik Industries AG	175,540
1,848	Fresenius Medical Care AG & Co. KGaA	150,364
1,764	HeidelbergCement AG	169,933
1,680	Merck KGaA	184,553
1,554	OSRAM Licht AG	90,067
1,890	Siemens AG	237,443
2,394	Symrise AG	143,977
		1,538,395
	IRELAND – 0.2%
4,410	Kingspan Group PLC	128,488

	ISRAEL – 0.4%
2,688	Caesarstone Sdot-Yam Ltd.*	81,581
2,016	Nice Ltd.	141,483
		223,064
	ITALY – 1.0%
16,296	Davide Campari-Milano S.p.A.	163,431
8,106	Moncler S.p.A	155,931
6,048	Salvatore Ferragamo S.p.A.	159,807
5,922	Tenaris S.A.	103,486
		582,655

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 34.3%
4,200	ABC-MART, INC.	$244,744
84,000	ANA Holdings, Inc.	250,340
4,200	BANDAI NAMCO Holdings, Inc.	116,029
4,200	Benesse Holdings, Inc.	122,558
12,600	Brother Industries Ltd.	233,700
4,200	Calbee, Inc.	137,109
4,200	Canon, Inc.	124,797
8,400	Coca-Cola West Co., Ltd.	244,370
8,060	Cyberagent, Inc.	200,399
12,600	Daicel Corp.	140,131
12,600	Daiichi Sankyo Co., Ltd.	282,556
42,000	Denka Co., Ltd.	207,435
4,200	Dip Corp.	86,108
4,200	Don Quijote Holdings Co., Ltd.	152,778
8,400	Ebara Corp.	260,413
4,200	Ezaki Glico Co., Ltd.	192,512
8,400	Fuji Heavy Industries Ltd.	338,761
16,800	Fuji Media Holdings, Inc.	244,296
42,000	Fujitsu Ltd.	245,714
46,200	Gungho Online Entertainment, Inc.	100,546
4,200	Hamamatsu Photonics K.K.	121,812
4,200	Hisamitsu Pharmaceutical Co., Inc.	218,628
8,400	Hitachi Chemical Co., Ltd.	239,520
4,200	Hitachi Kokusai Electric, Inc.	94,614
4,200	Horiba Ltd.	221,612
4,200	House Foods Group, Inc.	90,398
4,200	HOYA CORP.	183,632
12,600	Ibiden Co., Ltd.	180,200
8,400	ITO EN Ltd.	279,814
4,200	Itochu Techno-Solutions Corp.	113,231
4,200	Japan Airport Terminal Co., Ltd.	151,099
12,600	K's Holdings Corp.	227,992
8,400	Kansai Paint Co., Ltd.	163,710
4,200	KDDI Corp.	113,045
4,200	Kirin Holdings Co., Ltd.	68,946
8,400	Komatsu Ltd.	201,018
4,200	Konami Holdings Corp.	168,634
4,200	Kyocera Corp.	219,523
12,600	Kyowa Hakko Kirin Co., Ltd.	170,239
4,200	M3, Inc.	113,045
4,200	Makita Corp.	292,871
4,200	Matsumotokiyoshi Holdings Co., Ltd.	209,301
16,800	Minebea Mitsumi, Inc.	167,888
4,200	Miraca Holdings, Inc.	192,512

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
29,400	Mitsubishi Chemical Holdings Corp.	$206,237
42,000	Mitsubishi Heavy Industries Ltd.	189,863
4,200	Monotaro Co., Ltd.	110,582
8,400	Nabtesco Corp.	219,896
12,600	NEXON Co., Ltd.	192,736
8,400	NGK Insulators Ltd.	165,650
8,400	NGK Spark Plug Co., Ltd.	189,825
8,400	Nippon Paint Holdings Co., Ltd.	246,236
4,200	Nippon Paper Industries Co., Ltd.	77,191
4,200	Nippon Shinyaku Co., Ltd.	217,881
4,200	Nippon Telegraph & Telephone Corp.	185,759
8,400	Nippon Television Holdings, Inc.	153,263
8,400	Nissan Chemical Industries Ltd.	301,079
21,000	Nisshinbo Holdings, Inc.	200,906
4,200	Nissin Electric Co., Ltd.	50,478
4,200	Nissin Foods Holdings Co., Ltd.	222,358
4,200	Nitto Denko Corp.	333,650
4,600	Nomura Research Institute Ltd.	157,726
16,800	NSK Ltd.	205,047
4,200	OBIC Co., Ltd.	202,212
42,000	Oji Holdings Corp.	186,542
4,200	Olympus Corp.	145,317
8,400	Ono Pharmaceutical Co., Ltd.	172,104
4,200	OSG Corp.	87,339
4,200	Park24 Co., Ltd.	116,216
8,400	Pigeon Corp.	228,328
8,400	Resorttrust, Inc.	155,352
4,200	Rohm Co., Ltd.	270,113
8,400	Sankyo Co., Ltd.	281,679
8,400	Sanrio Co., Ltd.	165,500
16,800	Sanwa Holdings Corp.	156,845
4,200	Sawai Pharmaceutical Co., Ltd.	220,866
4,200	SCSK Corp.	158,374
4,200	Seven & I Holdings Co., Ltd.	168,224
4,200	Shin-Etsu Chemical Co., Ltd.	363,646
4,200	Shiseido Co., Ltd.	117,820
12,600	Skylark Co., Ltd.	171,134
4,200	Square Enix Holdings Co., Ltd.	120,506
42,000	Sumitomo Chemical Co., Ltd.	224,970
12,600	Sumitomo Dainippon Pharma Co., Ltd.	213,106
42,000	Sumitomo Osaka Cement Co., Ltd.	169,754
12,600	Sumitomo Rubber Industries Ltd.	197,548
4,200	Suntory Beverage & Food Ltd.	178,894
4,200	Suzuki Motor Corp.	163,001

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
4,200	Sysmex Corp.	$252,205
12,600	Taiyo Nippon Sanso Corp.	149,532
8,400	Takara Bio, Inc.	119,536
12,600	Takara Holdings, Inc.	120,768
4,200	Takeda Pharmaceutical Co., Ltd.	176,245
4,200	Terumo Corp.	155,576
4,200	THK Co., Ltd.	104,128
8,400	Toho Co., Ltd.	242,878
4,200	Tokyo Electron Ltd.	436,882
42,000	Tokyo Gas Co., Ltd.	186,468
4,200	TOTO Ltd.	169,940
4,200	Toyo Suisan Kaisha Ltd.	150,353
8,400	Ushio, Inc.	107,075
4,200	Yakult Honsha Co., Ltd.	216,389
8,400	Yamaha Corp.	257,428
12,600	Yaskawa Electric Corp.	228,440
12,600	Zensho Holdings Co., Ltd.	216,911
		19,681,087
	NETHERLANDS – 0.7%
1,848	ASML Holding N.V.	224,478
3,108	Koninklijke DSM N.V.	198,170
		422,648
	NEW ZEALAND – 0.5%
19,782	Fletcher Building Ltd.	152,294
41,748	Spark New Zealand Ltd.	107,440
		259,734
	NORWAY – 0.6%
20,874	Orkla A.S.A.	195,097
4,284	Salmar A.S.A.	121,474
		316,571
	SINGAPORE – 0.5%
25,200	SATS Ltd.	94,446
75,600	Singapore Telecommunications Ltd.	207,675
		302,121
	SPAIN – 0.3%
3,906	Amadeus IT Holding S.A. Class A	180,436

	SWEDEN – 3.1%
6,972	Atlas Copco AB Class A	223,558
13,692	Dometic Group AB*	107,683
12,306	Elekta AB Class B	111,283

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
4,662	Hennes & Mauritz A.B. - B Shares	$133,328
16,044	HEXPOL AB Class B	155,455
23,520	Husqvarna AB Class B	196,951
2,100	Millicom International Cellular S.A.	103,924
16,590	Sandvik AB	223,943
8,400	SKF AB Class B	169,122
5,124	Svenska Cellulosa AB Class B	154,161
10,710	Trelleborg AB Class B	222,369
		1,801,777
	SWITZERLAND – 3.0%
924	Actelion Ltd.	240,693
2,562	Compagnie Financiere Richemont S.A.	199,174
462	Geberit AG	197,425
3,402	LafargeHolcim Ltd.	182,410
2,352	Novartis AG	172,717
588	Roche Holding AG	138,865
126	SGS S.A.	267,172
1,092	Sonova Holding AG	144,331
378	Syngenta AG	160,916
		1,703,703
	UNITED KINGDOM – 6.8%
2,520	ASOS PLC*	166,954
32,634	B&M European Value Retail S.A.	123,294
15,162	BTG PLC*	101,958
6,468	Burberry Group PLC	133,453
76,818	Cobham PLC	131,050
6,132	Coca-Cola HBC AG	139,790
3,612	Croda International PLC	152,142
27,552	DS Smith PLC	153,558
7,518	Experian PLC	144,619
12,264	IMI PLC	179,906
33,600	JD Sports Fashion PLC	146,811
21,672	Just Eat PLC*	147,098
23,226	Kingfisher PLC	98,240
22,638	Merlin Entertainments PLC	135,882
5,964	Mondi PLC	131,383
1,134	Paddy Power Betfair PLC	118,630
1,512	Reckitt Benckiser Group PLC	129,429
13,860	Rolls-Royce Holdings PLC	116,394
18,732	Sage Group PLC	144,464
2,478	Shire PLC	136,534
8,274	Smith & Nephew PLC	123,145
10,164	Smiths Group PLC	191,938

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
2,688	Spirax-Sarco Engineering PLC	$145,585
4,368	Unilever PLC	177,363
65,604	Vodafone Group PLC	160,410
2,772	Whitbread PLC	136,883
6,006	WPP PLC	139,335
3,864	X5 Retail Group N.V. Sponsored GDR RegS*	129,637
		3,935,885
	UNITED STATES – 33.2%
1,974	AbbVie, Inc.	120,631
3,108	Activision Blizzard, Inc.	124,973
588	Acuity Brands, Inc.	121,851
1,848	Adobe Systems, Inc.*	209,526
3,192	Agilent Technologies, Inc.	156,312
1,260	Air Products and Chemicals, Inc.	176,098
1,554	Albemarle Corp.	143,963
1,008	Alexion Pharmaceuticals, Inc.*	131,725
2,856	Amdocs Ltd.	167,676
798	Amgen, Inc.	125,031
2,478	Amphenol Corp. Class A	167,240
2,436	Analog Devices, Inc.	182,554
1,302	Apple, Inc.	157,998
3,024	AT&T, Inc.	127,492
1,890	Autodesk, Inc.*	153,733
4,956	BorgWarner, Inc.	202,353
2,436	Broadridge Financial Solutions, Inc.	162,067
756	C. R. Bard, Inc.	179,421
5,166	CA, Inc.	161,541
4,452	CBRE Group, Inc. Class A*	135,163
2,394	CDK Global, Inc.	149,745
2,394	Celanese Corp. Class A	202,054
5,712	Check Point Software Technologies Ltd.*	564,174
1,428	Cintas Corp.	165,805
5,292	Cisco Systems, Inc.	162,570
714	Cooper Companies, Inc.	131,812
672	CoStar Group, Inc.*	135,811
1,176	Cummins, Inc.	172,884
1,890	Danaher Corp.	158,609
2,520	DENTSPLY Sirona, Inc.	142,884
1,848	Dollar Tree, Inc.*	142,647
1,806	Dover Corp.	140,416
1,680	Dr Pepper Snapple Group, Inc.	153,216
2,100	Eaton Corp. PLC	148,638
3,948	eBay, Inc.*	125,665

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,344	Edwards Lifesciences Corp.*	$129,347
2,310	EI du Pont de Nemours & Co.	174,405
1,848	Eli Lilly and Co.	142,351
3,654	Emerson Electric Co.	214,344
1,596	Equifax, Inc.	187,179
1,596	Estee Lauder Co., Inc. Class A	129,611
1,428	Expedia, Inc.	173,631
1,428	F5 Networks, Inc.*	191,395
1,302	Facebook, Inc. Class A*	169,677
1,092	FactSet Research Systems, Inc.	188,971
3,612	Fastenal Co.	179,444
2,436	Foot Locker, Inc.	166,963
5,460	Gap, Inc.	125,744
2,016	General Mills, Inc.	125,960
1,512	Gilead Sciences, Inc.	109,544
5,376	Hanesbrands, Inc.	127,465
1,806	Hasbro, Inc.	149,013
1,386	Henry Schein, Inc.*	221,566
1,428	Honeywell International, Inc.	168,961
1,890	IDEX Corp.	170,402
714	Illumina, Inc.*	114,311
2,184	Ingersoll-Rand PLC	173,300
1,134	Ingredion, Inc.	145,367
3,696	Intel Corp.	136,087
1,428	Intuit, Inc.	169,332
6,594	Juniper Networks, Inc.	176,587
1,680	Lam Research Corp.	192,965
3,486	Leggett & Platt, Inc.	166,352
2,058	Lowe's Companies, Inc.	150,399
4,200	lululemon athletica, Inc.*	283,542
3,360	Macy's, Inc.	99,254
1,680	Mallinckrodt PLC*	81,866
4,410	Mattel, Inc.	115,586
1,680	McCormick & Co., Inc.	160,524
1,470	Mead Johnson Nutrition Co.	103,576
378	Mettler-Toledo International, Inc.*	161,266
2,604	Microchip Technology, Inc.	175,379
9,324	Micron Technology, Inc.*	224,802
4,200	Mobileye N.V.*	180,432
1,092	Molson Coors Brewing Co. Class B	105,400
1,176	Monsanto Co.	127,373
3,738	Newell Rubbermaid, Inc.	176,920
1,890	NVIDIA Corp.	206,350
672	O'Reilly Automotive, Inc.*	176,245

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,990	Oracle Corp.	$160,039
2,436	Owens Corning	134,589
1,680	Parker-Hannifin Corp.	247,178
3,402	PayPal Holdings, Inc.*	135,332
1,974	Pentair PLC	115,736
4,200	Perrigo Co. PLC	319,830
1,890	PPG Industries, Inc.	189,019
168	Priceline Group, Inc.*	264,622
1,218	PVH Corp.	114,261
1,890	QUALCOMM, Inc.	100,983
1,848	Red Hat, Inc.*	140,226
3,276	Reynolds American, Inc.	196,986
1,512	Rockwell Automation, Inc.	223,761
2,940	Schlumberger N.V.	246,107
3,990	SEI Investments Co.	193,555
1,008	Snap-on, Inc.	182,982
4,368	Southwest Airlines Co.	228,490
2,436	Splunk, Inc.*	140,947
1,428	Stanley Black & Decker, Inc.	177,072
1,386	Stryker Corp.	171,213
3,150	Synopsys, Inc.*	198,103
2,142	Target Corp.	138,116
4,200	Textron, Inc.	198,954
1,050	Thermo Fisher Scientific, Inc.	160,009
1,512	Time Warner, Inc.	146,437
1,932	TripAdvisor, Inc.*	102,203
3,108	UGI Corp.	144,118
210	Ulta Salon Cosmetics & Fragrance, Inc.*	57,179
1,470	Varian Medical Systems, Inc.*	114,146
1,680	Vmware, Inc. Class A*	147,067
1,932	Wabtec Corp.	167,388
2,016	Walgreens Boots Alliance, Inc.	165,191
2,100	Western Digital Corp.	167,433
2,856	Xilinx, Inc.	166,219
3,780	Xylem, Inc.	186,392
1,176	Zimmer Biomet Holdings, Inc.	139,156
2,730	Zoetis, Inc. Class A	149,986
		19,084,491
	TOTAL COMMON STOCKS (Cost $54,473,714)	57,302,378

Gavekal Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 0.1%
81,222	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.43%#	$81,222

	TOTAL SHORT-TERM INVESTMENTS (Cost $81,222)	81,222

	TOTAL INVESTMENTS – 99.9% (Cost $54,554,936)	57,383,600
	Other Assets in Excess of Liabilities – 0.1%	44,275

	TOTAL NET ASSETS – 100.0%	$57,427,875

GDR – Global Depository Receipt

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
Exchange Listed Funds Trust (the ”Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are those of the Gavekal Knowledge Leaders Emerging Markets ETF (the "Emerging Markets ETF") and Gavekal Knowledge Leaders Developed World ETF (the “Developed World ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Emerging Markets ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index”). The Emerging Markets ETF is classified as a “non-diversified” fund. This means that the Emerging Markets ETF may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Emerging Markets ETF commenced operations on July 7, 2015.

The Developed World ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Developed World Index (the “Developed World Index”). The Developed World ETF is classified as a “non-diversified” fund. The Developed World ETF commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Valuation of Investments
The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value ("NAV") and the prices used by each Fund’s Index. This may result in a difference between each Fund’s performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2017 for each Fund based upon the three levels defined above:

Emerging Markets ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$4,596,050	$-	$-	$4,596,050
Warrants	11,030	-	-	11,030
Short-Term Investments	9,990	-	-	9,990
Total Assets	$4,617,070	$-	$-	$4,617,070

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$57,302,378	$-	$-	$57,302,378
Short-Term Investments	81,222	-	-	81,222
Total Assets	$57,383,600	$-	$-	$57,383,600

*	The Funds did not hold any Level 3 securities at period end.
[1]	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. The Developed World ETF had no transfers between Levels at period end. The Emerging Markets ETF held two securities, Crown Confectionery Co., Ltd. and Lotte Confectionery Co., Ltd. (each of which is a South Korean security in the Consumer Staples sector) that halted trading at April 30, 2016 and were fair valued, resulting in a Level 2 classification for each of these securities. These securities subsequently resumed trading and as such are classified as Level 1 as of January 31, 2017. These securities represent the only transfers between Levels at period end for the Emerging Markets ETF. The following is a reconciliation of transfers between Levels for the Emerging Markets ETF from April 30, 2016 to January 31, 2017, represented by the January 31, 2017 market value of securities:

Emerging Markets ETF
Transfers into Level 1	$52,956
Transfers out of Level 1	-
Net transfers into (out of) Level 1	$52,956

Transfers into Level 2	$-
Transfers out of Level 2	(52,956)
Net transfers into (out of) Level 2	$(52,956)

(b) Investment Transactions
For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks
As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of their assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk (Emerging Markets ETF): Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risk: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which each Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact each Fund’s investments.

Index Tracking Risk: Each Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce each Fund’s returns because each Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund's Shares may trade at a premium or discount to the NAV.

Sampling Risk: Each Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in a Fund’s Index. As a result, an adverse development relating to an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in its underlying Index. Conversely, a positive development relating to an issuer of securities in a Fund’s Index that is not held by each Fund could cause each Fund to underperform its underlying Index. To the extent the assets in each Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Note 4 – Federal Income Taxes
At January 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets ETF	Developed World ETF
Cost of investments	$4,730,863	$54,554,936

Gross unrealized appreciation	$372,815	$4,821,078
Gross unrealized depreciation	(486,608)	(1,992,414)
Net unrealized appreciation (depreciation) on investments	$(113,793)	$2,828,664

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. As discussed in the prospectus supplement dated February 6, 2017, the Emerging Markets Fund liquidated and ceased operations effective February 10, 2017. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 16, 2017

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 16, 2017